Unaudited interim condensed consolidated statement of changes in shareholders' equity - EUR (€)	Share capital	Premiums related to share capital	Net income (loss) for the period	Translation reserves	Reserves	Total
Balance at the beginning at Dec. 31, 2021	€ 409,000	€ 165,072,000	€ (49,635,000)	€ (164,000)	€ (26,815,000)	€ 88,866,000
Net income (loss) for the period			(29,466,000)			(29,466,000)
Actuarial gains and losses, net of deferred tax					370,000	370,000
Change in actuarial gains and losses				(75,000)		(75,000)
Total comprehensive loss			(29,466,000)	(75,000)	370,000	(29,172,000)
Appropriation of 2022 net income (loss)			49,635,000		(49,635,000)
Issue of ordinary shares		9,354,000				9,366,000
Transaction costs	13,000	(532,000)				(532,000)
Share-based payment compensation expenses					1,643,000	1,643,000
Treasury shares					(445,000)	(445,000)
Balance at the end at Jun. 30, 2022	421,000	173,893,000	(29,466,000)	(240,000)	(74,881,000)	69,727,000
Balance at the beginning at Dec. 31, 2022	421,341	173,885,665	(54,274,000)	(271,000)	(74,286,000)	45,476,000
Net income (loss) for the period			(55,269,000)			(55,269,000)
Actuarial gains and losses, net of deferred tax					(14,000)	(14,000)
Change in actuarial gains and losses				104,000		104,000
Total comprehensive loss			(55,269,000)	104,000	(14,000)	(55,179,000)
Appropriation of 2022 net income (loss)			54,274,000		(54,274,000)
Share-based payment compensation expenses					2,046,000	2,046,000
BSA share warrants subscription premium					2,000	2,000
Treasury shares					10,000	10,000
Other					(22,000)	(22,000)
Balance at the end at Jun. 30, 2023	€ 421,341	€ 173,885,665	€ (55,269,000)	€ (168,000)	€ (126,537,000)	€ (7,667,000)